Acquisition and Deconsolidation of Subsidiary (Details 2) (USD $)	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 January 1, 2012	Dec. 31, 2012 January 1, 2012
Unaudited proforma results of operations
Revenue	$ 45,010,501	$ 50,209,085	$ 29,954,801	$ 49,782,343
Net Loss	$ (4,067,970)	$ (6,504,581)	$ (2,097,036)	$ (2,429,075)
Pending Business Acquisition Shares Of Equity Interest Issued Or Issuable For Acquired Entity Related Transaction Costs		4,214
Basic and diluted earnings per share	$ (10.48)	$ (25.92)	$ (2.13)	$ (4.05)